Supplement dated June 30, 2023 to the Natixis Funds Prospectuses, each dated February 1, 2023,

April 1, 2023, May 1, 2023 and June 1, 2023, as may be revised or supplemented from time to time, for the following funds:

Gateway Equity Call Premium Fund	Mirova U.S. Sustainable Equity Fund
Gateway Fund	Natixis Oakmark Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark International Fund
Loomis Sayles Credit Income Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Strategic Alpha Fund	Natixis Sustainable Future 2065 Fund®
Loomis Sayles Strategic Income Fund	Natixis U.S. Equity Opportunities Fund
Mirova Global Green Bond Fund	Vaughan Nelson Mid Cap Fund
Mirova Global Sustainable Equity Fund	Vaughan Nelson Small Cap Value Fund
Mirova International Sustainable Equity Fund	Vaughan Nelson Select Fund

Effective July 1, 2023, the first paragraph in the sub-section “Restrictions on Buying, Selling and Exchanging Shares” under the section, “Fund Services” is amended and restated as follows:

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent abusive purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long term shareholders, interfering with the efficient management of each Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment grade securities or small capitalization securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Effective July 1, 2023, the second paragraph in the sub-section “Restrictions on Buying, Selling and Exchanging Shares” under the section, “Fund Services” is amended and restated as follows:

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “How to Redeem Shares.”

Effective July 1, 2023, the first paragraph under “Limits on Frequent Trading” in the sub-section “Restrictions on Buying, Selling and Exchanging Shares” under the section, “Fund Services” is amended and restated as follows:

Limits on Frequent Trading. Excessive trading activity in a Fund is measured by the number of round-trip transactions in a shareholder’s account. A round trip is defined as (1) a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) out of the same Fund; or (2) a redemption (including a redemption by exchange) out of a Fund followed by a purchase (including a purchase by exchange) into the same Fund. A round trip transaction is defined as occurring in a single Fund within a 30-day period. Two round trips in a 90-day period will constitute a violation of the Fund’s trading limitations. After the detection of a first violation, the Fund or the Distributor will issue the shareholder and/or their financial intermediary a written warning. The written warning will expire one year from the date the warning is issued, if no further violations occur during the period. After the detection of a second violation (i.e., two more round trip transactions in the Fund within a 90-day period), the Fund or the Distributor will restrict the shareholder from making subsequent purchases (including purchases by exchange) in that Fund for 90 days. After the detection of a third violation within 12 months of the second violation, the Fund or the Distributor will restrict the shareholder and/or their financial intermediary from making purchases (including purchases by exchange) into any of the shareholder’s accounts in the violated Fund for one year from the date the third violation is issued. The above limits are applicable whether a shareholder holds shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that a Fund and the Distributor may consider to be excessive, and, at its discretion, a Fund and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries including a period of restriction with no end date.

Effective July 1, 2023, the third paragraph under “Limits on Frequent Trading” in the sub-section “Restrictions on Buying, Selling and Exchanging Shares” under the section, “Fund Services” is amended and restated as follows:

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Funds can monitor compliance by such investors with the trading limitations of the Funds or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund’s opinion are not vehicles for excessive trading and are not likely to engage in abusive trading.

Effective July 1, 2023, the following paragraph is added to the “Limits on Frequent Trading” in the subsection “Restrictions on Buying, Selling and Exchanging Shares” under the section, “Fund Services”:

The Fund and the Distributor may deem shares acquired, redeemed, or exchanged through a firm discretionary program where purchases and redemptions are made at a home office or firm level on behalf of a client not deemed to be intended to engage in market timing. In addition to the circumstances previously noted, the Funds reserve the right to waive any purchase and exchange restrictions at each Fund’s sole discretion where it believes such action is in the Fund’s best interests. The exception would require additional review as noted above for asset allocation programs.

Effective July 1, 2023, the paragraph under “Accounts Held by Financial Intermediaries” in the subsection “Restrictions on Buying, Selling and Exchanging Shares” under the section, “Fund Services” is amended and restated as follows:

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts may be severely limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.

Supplement dated June 30, 2023 to the Loomis Sayles Funds Prospectuses, each dated February 1, 2023 and May 1, 2023, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund Loomis Sayles Fixed Income Fund Loomis Sayles Global Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund Loomis Sayles Securitized Asset Fund Loomis Sayles Small Cap Growth Fund
Loomis Sayles High Income Opportunities Fund Loomis Sayles Inflation Protected Securities Fund Loomis Sayles Institutional High Income Fund	Loomis Sayles Small Cap Value Fund Loomis Sayles Small/Mid Cap Growth Fund

Effective July 1, 2023, the first paragraph in the sub-section “Restrictions On Buying, Selling and Exchanging Shares” under the section, “general information” is amended and restated as follows:

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent abusive purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long term shareholders, interfering with the efficient management of each Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment grade securities or small capitalization securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Effective July 1, 2023, the second paragraph in the sub-section “Restrictions On Buying, Selling and Exchanging Shares” under the section, “general information” is amended and restated as follows:

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “How to Redeem Shares.”

Effective July 1, 2023, the first paragraph under “Limits on Frequent Trading” in the sub-section “Restrictions On Buying, Selling and Exchanging Shares” under the section, “general information” is amended and restated as follows:

Limits on Frequent Trading. Excessive trading activity in a Fund is measured by the number of round-trip transactions in a shareholder’s account. A round trip is defined as (1) a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) out of the same Fund; or (2) a redemption (including a redemption by exchange) out of a Fund followed by a purchase (including a purchase by exchange) into the same Fund. A round trip transaction is defined as occurring in a single Fund within a 30-day period. Two round trips in a 90-day period will constitute a violation of the Fund’s trading limitations. After the detection of a first violation, the Fund or the Distributor will issue the shareholder and/or their financial intermediary a written warning. The written warning will expire one year from the date the warning is issued, if no further violations occur during the period. After the detection of a second violation (i.e., two more round trip transactions in the Fund within a 90-day period), the Fund or the Distributor will restrict the shareholder from making subsequent purchases (including purchases by exchange) in that Fund for 90 days. After the detection of a third violation within 12 months of the second violation, the Fund or the Distributor will restrict the shareholder and/or their financial intermediary from making purchases (including purchases by exchange)

into any of the shareholder’s accounts in the violated Fund for one year from the date the third violation is issued. The above limits are applicable whether a shareholder holds shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that a Fund and the Distributor may consider to be excessive, and, at its discretion, a Fund and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries including a period of restriction with no end date.

Effective July 1, 2023, the third paragraph under “Limits on Frequent Trading” in the sub-section “Restrictions On Buying, Selling and Exchanging Shares” under the section, “general information” is amended and restated as follows:

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Funds can monitor compliance by such investors with the trading limitations of the Funds or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund’s opinion are not vehicles for excessive trading and are not likely to engage in abusive trading.

Effective July 1, 2023, the following paragraph is added to the “Limits on Frequent Trading” in the subsection “Restrictions On Buying, Selling and Exchanging Shares” under the section, “general information”:

The Fund and the Distributor may deem shares acquired, redeemed, or exchanged through a firm discretionary program where purchases and redemptions are made at a home office or firm level on behalf of a client not deemed to be intended to engage in market timing. In addition to the circumstances previously noted, the Funds reserve the right to waive any purchase and exchange restrictions at each Fund’s sole discretion where it believes such action is in the Fund’s best interests. The exception would require additional review as noted above for asset allocation programs.

Effective July 1, 2023, the paragraph under “Accounts Held by Financial Intermediaries” in the sub-section “Restrictions On Buying, Selling and Exchanging Shares” under the section, “general information” is amended and restated as follows:

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts may be severely limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.